Business Combinations (Details Narrative) (10K) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 15, 2015	Jun. 30, 2014	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Business combination, recognized identifiable assets acquired and liabilities assumed, intangible assets, other than goodwill, total				$ 1,500
Business combination, recognized identifiable assets acquired and liabilities assumed, assets				$ 9,301
Business acquisition, equity interest issued or issuable, number of shares	30,018
Finite-Lived Intangible Asset, Useful Life	10 years		10 years	10 years
Contracted Projects [Member]
Business combination, recognized identifiable assets acquired and liabilities assumed, assets		$ 12,000
RC Aluminum Industries, Inc [Member]
Business combination, consideration transferred		1,900
Business combination recognized identifiable assets acquired and liabilities assumed customer list of projects		850
Business combination, recognized identifiable assets acquired and liabilities assumed, intangible assets, other than goodwill, total		$ 1,094
Glasswall LLC [Member]
Business combination, consideration transferred					$ 9,000
Business combination, consideration transferred, equity interests issued and issuable					4,000
Payments to acquire businesses, gross					$ 5,301,000
Debt instrument, term					15 years
Debt instrument, face amount					$ 3,920
Business acquisition, equity interest issued or issuable, number of shares					388,199
Glasswall LLC [Member] | 160,000 Square Foot Facility [Member]
Business combination, recoginzed identifiable assets acquired and liabiliites assumed, property, plant and equipment					$ 5,167
Glasswall LLC [Member] | Miami Dade Notices of Acceptance [Member]
Business combination, recoginzed identifiable assets acquired and liabiliites assumed, property, plant and equipment					$ 4,134